A Summary of Status Company's Nonvested Restricted Shares (Detail) (USD $)	12 Months Ended
Dec. 31, 2014
Shares
Nonvested, beginning of year	175,000
Granted	10,000
Vested	(25,000)
Forfeited	0
Nonvested, end of year	160,000
Weighted - Average Grant-Date Fair Value
Nonvested, beginning of year	$ 8.44
Granted	$ 8.12
Vested	$ 8.40
Forfeited	$ 0
Nonvested, end of year	$ 8.42